Risk and Uncertainties (Details Narrative) - Supplier Concentration Risk [Member]	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration of risk			74.00%		84.00%	85.00%
Operating Cost [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration of risk	25.00%	35.00%	26.00%	31.00%	31.00%	29.00%	32.00%
Operating Cost [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration of risk					10.00%	10.00%	10.00%